SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Segment Reporting Information
	Wholesale	Pharma manufacturing	Nutraceuticals & Pharmaceuticals	Other	Total
Revenues	12,504,562	268,557	939,409	-	13,712,528
Cost of Sales	(11,320,936)	(70,975)	(270,818)	-	(11,662,729)
Gross Profit	1,183,626	197,582	668,591	-	2,049,799
General and Administrative expenses	(162,269)	(155,454)	(243,227)	(361,140)	(922,090)
Salaries	(378,595)	(363,670)	(297,499)	(255)	(1,040,019)
Sales and Marketing expenses	(715)	(428)	(27,012)	0)	(28,155)
Research and Development costs	-	-	-	(15,629)	(15,629)
Net finance costs	(149,274)	-	53,493	-	(95,781)
Segment profit / (loss)	492,773	(321,970)	154,346	(377,024)	(51,875)
Reconciling items:
Depreciation and amortization	(52,880)	(131,974)	(99,807)	(35,778)	(320,439)
Stock based compensation	-	-	-	(556,613)	(556,613)
Foreign currency adjustments	59,428	-	109,943	6,454	175,825
Other income and expenses	27,556	12,341	88,701	(193,593)	(64,995)
Net profit/(loss) before Income Taxes	526,877	(441,603)	253,184	(1,156,555)	(818,097)

	Wholesale	Pharma manufacturing	Nutraceuticals & Pharmaceuticals	Other	Total
Revenues	51,593,787	865,373	1,967,242	-	54,426,402
Cost of Sales	(48,887,569)	(249,061)	(978,449)	-	(50,115,079)
General and Administrative expenses	(647,225)	(773,429)	(1,442,102)	(4,176,049)	(7,038,805)
Salaries	(1,701,552)	(1,243,568)	(1,430,736)	(1,317,580)	(5,693,436)
Sales and Marketing expenses	(10,516)	(489)	(255,559)	(88,405)	(354,969)
Research and Development costs	-	-	-	(533,293)	(533,293)
Net finance costs	(840,456)	-	234,856	(265)	(605,865)
Segment profit / (loss)	(493,531)	(1,401,174)	(1,904,748)	(6,115,592)	(9,915,045)
Reconciling items:
Depreciation and amortization	(231,344)	(565,371)	(334,075)	(118,448)	(1,249,238)
Provisions	(1,021,818)	(123,503)	(3,549,111)	-	(4,694,432)
Impairment Charges	-	-	(160,948)	(131,032)	(291,980)
Other income and expenses	(304,495)	5,789	225,665	40,718	(32,323)
Net profit/(loss) before Income Taxes	(2,051,188)	(2,084,259)	(5,723,217)	(6,324,354)	(16,183,018)

Schedule of describes the operations of each reportable segment
Reportable segments	Operations
Wholesale	Distribution and export of pharmaceutical products
Pharma manufacturing	Production of pharmaceutical products
Nutraceutical and pharmaceuticals	Trade of owned nutraceutical & pharmaceutical products

Reportable segments	Operations
Wholesale	Distribution and export of pharmaceutical products
Pharma manufacturing	Production of pharmaceutical products
Nutraceutical and pharmaceuticals	Trade of owned nutraceutical & pharmaceutical products